Related Party Transactions	9 Months Ended	12 Months Ended
	Apr. 30, 2020	Jul. 31, 2019
Loans Payable
Note - 10 Related Party Transactions

(a) As of April 30, 2020, the Company owes $56,824 (July 31, 2019 - $56,824) to a company controlled by the CEO of the Company. The debt bears interest at 5% per annum, is unsecured, and is due on demand. As of April 30, 2020, accrued interest of $16,973 (July 31, 2019 - $14,825) has been included in amounts due to related parties.

(b) As of April 30, 2020, the Company owes $1,807,813 (July 31, 2019 - $696,074) to a company controlled by the CEO of the Company. The debt includes funds advanced to the Company for business development purposes, is non-interest bearing, unsecured, and due on demand.

(c) As of April 30, 2020, the Company owes $67,500 (July 31, 2019 - $nil) to the CEO of the Company for accrued consulting fees. The debt is non-interest bearing, unsecured, and due on demand and is included in accounts payable.

(d) As of April 30, 2020, the Company owes $35,000 (July 31, 2019 - $27,500) to a former director of the Company for accrued consulting fees. The debt is non-interest bearing, unsecured, and due on demand and is included in accounts payable.

(e) As of April 30, 2020, the Company owes $67,500 (July 31, 2019 - $15,000) to the CEO of a subsidiary of the Company for consulting fees. The debt is non-interest bearing, unsecured, and due on demand and is included in accounts payable.

(f) As of April 30, 2020, the Company owes $67,500 (July 31, 2019 - $15,000) to the President of a subsidiary of the Company for consulting fees. The debt is non-interest bearing, unsecured, and due on demand and is included in accounts payable.

(g) As of April 30, 2020, the Company owes $10,000 (July 31, 2019 - $nil) to the CTO of the Company for consulting fees. The debt is non-interest bearing, unsecured, and due on demand and is included in accounts payable.

(h) As of April 30, 2020, the Company owes $43,833 (July 31, 2019 - $nil) to the Chief Agricultural Operations Manager of the Company for consulting fees. The debt is non-interest bearing, unsecured, and due on demand and is included in accounts payable.

(i) As of April 30, 2020, the Company owes $3,250 (July 31, 2019 - $nil) to the Chief Financial Officer of the Company for consulting fees. The debt is non-interest bearing, unsecured, and due on demand and is included in accounts payable.

(j) During the nine months ended April 30, 2020, the Company incurred $67,500 (2019 - $nil) in consulting fees to the CEO of the Company.

(k) During the nine months ended April 30, 2020, the Company incurred $22,500 (2019 - $7,500) in consulting fees to the CTO of the Company.

(l) During the nine months ended April 30, 2020, the Company incurred $7,500 (2019 - $7,500) in consulting fees to a former VP and former Director of the Company.

(m) During the nine months ended April 30, 2020, the Company incurred $67,500 (2019 - $nil) in consulting fees to the President of a subsidiary of the Company.

(n) During the nine months ended April 30, 2020, the Company incurred $67,500 (2019 - $nil) in consulting fees to the CEO of a subsidiary of the Company.

(o) During the nine months ended April 30, 2020, the Company incurred $7,500 (2019 - $nil) in consulting fees to the CFO of the Company.

(p) Imputed interest of $94,833 for the nine months ended April 30, 2020 and $22,009 for the year ended July 31, 2019 has been recorded for the above related party debts.

(a) As at July 31, 2019, the Company owes $56,824 (2018 - $56,824) to a company controlled by the CEO of the Company. The debt bears interest at 5% per annum, is unsecured, and is due on demand. As at July 31, 2019, accrued interest of $14,825 (2018 - $11,961) has been included in accounts payable and accrued liabilities.

(b) As at July 31, 2019, the Company owes $696,074 (2018 - $116,137) to a company controlled by the CEO of the Company. The debt includes funds advanced to the Company for business development purposes is non-interest bearing, unsecured, and due on demand.

(c) As at July 31, 2019, the Company owes $27,500 (2018 - $nil) to a director of the Company for accrued consulting fees. The debt is non-interest bearing, unsecured, and due on demand and is included in accounts payable.

(d) During the year ended July 31, 2019, the Company incurred $30,000 (2018 - $30,000) in consulting fees to a company controlled by the CEO of the Company.

(e) During the year ended July 31, 2019, the Company incurred $30,000 (2018 - $nil) in consulting fees to the CTO of the Company.

(f) During the year ended July 31, 2019, the Company incurred $27,500 (2018 - $nil) in consulting fees to a VP and Director of the Company.

(g) During the year ended July 31, 2019, the Company incurred $15,000 (2018 - $nil) in consulting fees to the President of a subsidiary of the Company.

(h) During the year ended July 31, 2019, the Company incurred $15,000 (2018 - $nil) in consulting fees to the CEO of a subsidiary of the Company.

(i) Imputed interest of $22,009 was recorded for the above related party debts.